Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Deferred tax assets: Allowance for loan losses	$ 384	$ 476
Deferred tax assets: Deferred rent	71	73
Deferred tax assets: Operating loss carryforwards	252
Deferred tax assets: Contribution carryover		259
Deferred tax assets: Benefit plan adjustment (Accumulated Other Comprehensive Income)	245	278
Deferred tax assets: Stock based compensation	176	299
Deferred tax assets: Other	271	145
Total Deferred Tax Assets	1,399	1,530
Deferred tax liabilities: Accrued pension	288	35
Deferred tax liabilities: Depreciation	86	124
Deferred tax liabilities: Unrealized gain on securities available for sale	319	290
Total Deferred Tax Liabilities	693	449
Valuation allowance		(259)
Net Deferred Tax Assets Included in Other Assets	$ 706	$ 822